Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Movements in the Company's share capital
The movements in the Company's share capital are summarized below:

Date	Description	Number of shares	Share Capital amounts in
			£'000
January 1, 2016		20,198,469	1,010
July 29, 2016	Issuance of shares	31,115,926	1,556
September 12, 2016	Exercise of options	3,334	—
October 24, 2016	Exercise of options	3,334	—
December 28, 2016	Exercise of options	40,000	2
As at December 31, 2016		51,361,063	2,568
May 2, 2017	Issuance of shares	47,653,100	2,383
May 18, 2017	Issuance of shares	5,539,080	277
May 26, 2017	Issuance of shares	330,824	17
September 13, 2017	Exercise of options	133,333	6
December 31, 2017		105,017,400	5,251